Investment Objectives and Goals - Nuveen Global Infrastructure Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Global Infrastructure Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is long-term growth of capital and income.